Parent company only financial information (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed statements of loss and comprehensive loss

Condensed balance sheets

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
ASSETS
Non-current assets
Interest in a subsidiary	78	78	107

Current assets
Cash and Bank	-	4,404	6,043
Amount due from group companies	5,082,519	10,043,519	13,780,899
	5,082,519	10,047,923	13,786,942

TOTAL ASSETS	5,082,597	10,048,001	13,787,049

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other borrowings	-	277,138	380,266
Accrued interest	-	6,363	8,731
Amount due to a related party	35,093	22,540	30,928
TOTAL LIABILITIES	35,093	306,041	419,925

SHAREHOLDERS’ EQUITY
Preferred shares (US$0.0001 par value per share; 3,000,000 shares authorized; 2,575,250 shares issued and outstanding as of June 30, 2024 and 2025)	203	203	279
Ordinary shares (US$0.0001 par value per share; 300,000,000 shares authorized; 12,000,000 and 14,250,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively)	987	1,161	1,593
Additional paid-in capital	5,108,404	10,890,076	14,942,475
Accumulated other comprehensive income (loss)	732	(758,966)	(1,041,391)
Accumulated deficit	(62,822)	(390,514)	(535,832)
Total shareholders’ equity	5,047,504	9,741,960	13,367,124
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	5,082,597	10,048,001	13,787,049

Condensed statements of loss and comprehensive loss

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Employee compensation and benefits	-	-	(24,549)	(33,682)
General and administrative expenses	(16,096)	(46,726)	(170,173)	(233,497)
Other income (expenses):
Other income	-	-	1	1
Interest expense	-	-	(122,408)	(167,958)
Exchange loss, net	-	-	(10,563)	(14,495)
Total other expenses, net	-	-	(132,970)	(182,452)
Loss before income taxes	(16,096)	(46,726)	(327,692)	(449,631)
Income tax expense	-	-	-	-
Net loss	(16,096)	(46,726)	(327,692)	(449,631)
Foreign currency translation	828	(96)	(759,698)	(1,042,396)
Total comprehensive loss	(15,268)	(46,822)	(1,087,390)	(1,492,027)

Schedule of condensed statements of loss and comprehensive loss

Condensed statements of loss and comprehensive loss

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Employee compensation and benefits	-	-	(24,549)	(33,682)
General and administrative expenses	(16,096)	(46,726)	(170,173)	(233,497)
Other income (expenses):
Other income	-	-	1	1
Interest expense	-	-	(122,408)	(167,958)
Exchange loss, net	-	-	(10,563)	(14,495)
Total other expenses, net	-	-	(132,970)	(182,452)
Loss before income taxes	(16,096)	(46,726)	(327,692)	(449,631)
Income tax expense	-	-	-	-
Net loss	(16,096)	(46,726)	(327,692)	(449,631)
Foreign currency translation	828	(96)	(759,698)	(1,042,396)
Total comprehensive loss	(15,268)	(46,822)	(1,087,390)	(1,492,027)

Schedule of condensed statements of cash flows

Condensed statements of cash flows

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Cash flows from operating activities
Net loss	(16,096)	(46,726)	(327,692)	(449,631)
Interest paid	-	-	122,408	167,958
Net cash used in operating activities	(16,096)	(46,726)	(205,284)	(281,673)

Cash flows from investing activities
Cash generated from investing activities	-	-	-	-

Cash flows from financing activities
Amount due from subsidiaries	-	-	(5,560,946)	(7,630,277)
Proceed from IPO	-	-	5,621,555	7,713,440
Proceeds from other borrowings	-	-	595,377	816,928
Repayments of other borrowings	-	-	(433,745)	(595,150)
Amount due to a related party	16,096	46,726	(12,553)	(17,225)
Net cash generated from financing activities	16,096	46,726	209,688	287,716
Net increase in cash and cash equivalents	-	-	4,404	6,043
Cash and cash equivalents at the beginning of the year	-	-	-	-
Cash and cash equivalents at the end of the year	-	-	4,404	6,043